Business combinations, acquisitions and non-controlling interest (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Summary of Selected Financial Data From Consolidated Statements of Financial Position
Selected financial data from the consolidated statements of financial position

	December 31,
	2019	2020
Assets:
Current assets	Ps. 29,516,038	Ps. 32,775,046
Non-current assets	137,724,390	150,747,947

Total assets	Ps.167,240,428	Ps.183,522,993

Liabilities and equity:
Current liabilities	Ps. 34,608,254	Ps. 49,942,415
Non-current liabilities	89,711,288	82,293,652

Total liabilities	124,319,542	132,236,067
Equity attributable to equity holders of the parent	21,864,132	26,129,649
Non-controlling interest (1)	21,056,754	25,157,277

Total equity	Ps. 42,920,886	Ps. 51,286,926

Total liabilities and equity	Ps.167,240,428	Ps.183,522,993

Summary of Consolidated Statements of Comprehensive Income
Summarized consolidated statements of comprehensive income

	For the year ended December 31,
	2018	2019	2020
Operating revenues	Ps.100,716,444	Ps.98,420,289	Ps.111,472,191
Operating costs and expenses	95,984,880	89,732,428	98,312,325

Operating income	Ps. 4,731,564	Ps. 8,687,861	Ps. 13,159,866

Net income	Ps. 3,809,694	Ps. 5,051,145	Ps. 7,787,388

Total comprehensive income	Ps. 5,047,838	Ps. 1,466,783	Ps. 12,103,406

Net income attributable to:
Equity holders of the parent	Ps. 1,942,944	Ps. 2,565,733	Ps. 3,986,412
Non-controlling interest	1,866,750	2,485,412	3,800,976

	Ps. 3,809,694	Ps. 5,051,145	Ps. 7,787,388

Comprehensive income attributable to:
Equity holders of the parent	Ps. 2,574,397	Ps. 748,059	Ps. 6,172,737
Non-controlling interest	2,473,441	718,724	5,930,669

	Ps. 5,047,838	Ps. 1,466,783	Ps. 12,103,406

ClaroTelefnica Moviles Guatemala SA [Member]
Disclosure of detailed information about business combination [line items]
Summary of Financial Statements and the Values of the Assets Acquired and Liabilities	The purchase accounting is completed as of the date of the financial statements and the values of the assets acquired and liabilities assumed are as follows:

	2019 amounts at the acquisition date
Current assets	Ps.	1,312,906
Other non-current assets		257,853
Intangible assets (excluding goodwill)		1,354,105
Property, plant and equipment		4,144,334
Rights-of-use		864,046

Total assets acquired		7,933,244
Accounts payable		1,248,470
Other liabilities		1,705,580

Total liabilities assumed		2,954,050

Fair value of assets acquired a liabilities assumed-net		4,979,194
Acquisition Price		6,174,330

Goodwill	Ps.	1,195,136

Nextel Telecomunicacoes Ltda [member]
Disclosure of detailed information about business combination [line items]
Summary of Financial Statements and the Values of the Assets Acquired and Liabilities
The final amounts as of the date of the financial statement and the values of the assets acquired and liabilities ass
u
med are as foll
o
ws:

2019 amounts at the acquisition date
Current assets	Ps. 6,366,943
Other non-current assets	5,970,810
Intangible assets (excluding goodwill)	12,914,175
Property, plant and equipment	5,147,093
Rights-of-use assets	8,086,655

Total assets acquired	38,485,676
Accounts payable	9,170,230
Other liabilities	22,504,097

Total liabilities assumed	31,674,327

Fair value of assets acquired a liabilities assumed-net	6,811,349
Purchase consideration transferred	8,723,721

Goodwill	Ps. 1,912,372